Stock Options and Stock-based Compensation (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Exercise Price (in dollars per share)		$ 0.50
Options Outstanding, Exercise Price, Lower Limit (in dollars per share)	$ 0.50	$ 0.50
Options Outstanding, Exercise Price, Upper Limit (in dollars per share)	$ 2.00	$ 2.00
Options Outstanding (in shares)	5,100,750	3,864,750	4,046,750	2,950,000
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	7 years 3 months 7 days	4 years
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.12	$ 1.42	$ 1.40	$ 1.39
Option Outstanding, Exercisable	3,660,959	2,992,417	2,518,854
Weighted Average Exercise Price, Exercisable	$ 1.25	$ 1.39	$ 1.33
Exercise Price 0.50 [Member]
Exercise Price (in dollars per share)	$ 0.50	$ 0.50
Options Outstanding (in shares)	159,000	84,000
Option Outstanding, Exercisable	102,688	84,000
Exercise Price 0.55 [Member]
Exercise Price (in dollars per share)	$ 0.55
Options Outstanding (in shares)	1,681,000
Option Outstanding, Exercisable	645,833
Exercise Price 0.80 [Member]
Exercise Price (in dollars per share)	$ 0.80	$ 0.80
Options Outstanding (in shares)	320,000	320,000
Option Outstanding, Exercisable	320,000	320,000
Exercise Price 1.25 [Member]
Exercise Price (in dollars per share)	$ 1.25	$ 1.25
Options Outstanding (in shares)	310,000	410,000
Option Outstanding, Exercisable	310,000	410,000
Exercise Price 1.50 [Member]
Exercise Price (in dollars per share)	$ 1.50	$ 1.50
Options Outstanding (in shares)	2,416,000	2,836,000
Option Outstanding, Exercisable	2,095,813	2,033,250
Exercise Price 2.00 [Member]
Exercise Price (in dollars per share)	$ 2.00	$ 2.00
Options Outstanding (in shares)	214,750	214,750
Option Outstanding, Exercisable	186,625	145,167